Summary of Significant Accounting Policies - Contract Balances (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Accounts Receivable
Beginning balance	$ 27,254,634	$ 23,373,969
(Decrease) Increase, net	1,828,582	(3,966,005)
Ending balance	29,083,216	19,407,964
Deferred Revenue
Beginning balance	3,887,908	344,361
(Decrease) Increase, net	809,359	239,404
Ending balance	4,697,267	583,765
Revenue recognized included in contract liability at beginning of quarter	$ 3,637,328	$ 263,383